Share-Based Compensation - Schedule of Valuing the Restricted Shares with Post-Vesting Restrictions on Grant Dates (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Valuing the Restricted Shares with Post-Vesting Restrictions on Grant Dates [Line Items]
Weighted average expected life (in years)	1 year
Dividend yield
Minimum [Member]
Schedule of Valuing the Restricted Shares with Post-Vesting Restrictions on Grant Dates [Line Items]
Expected stock price volatility	143.42%
Discount for Post-Vesting Restrictions	13.46%
Maximum [Member]
Schedule of Valuing the Restricted Shares with Post-Vesting Restrictions on Grant Dates [Line Items]
Expected stock price volatility	150.32%
Discount for Post-Vesting Restrictions	13.79%